                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:             /  /  (a)
             or fiscal year ending:          12/31/98 (b)

Is this a transition report? (Y/N):                                         N
                                                                         -------
                                                                           Y/N

Is this an amendment to a previous filing? (Y/N):                           N
                                                                         -------
                                                                           Y/N

Those items or sub-items with a box "[ ]" after the item number should be COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.

1. A. Registrant Name: Separate Account Two of The Manufacturers Life Insurance Company of America


   B. File Number:      811-5179

   C. Telephone Number: (416) 926-6302

2. A. Street:           500 North Woodward Avenue

   B. City: Bloomfield Hills   C. State: Michigan   D. Zip Code: 48304  Zip Ext:

   E. Foreign Country:                              Foreign Postal Code:

3. Is this the first filing on this form by Registrant? (Y/N) ..........    N
                                                                         -------
                                                                           Y/N

4. Is this the last filing on this form by Registrant? (Y/N) ...........    N
                                                                         -------
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)? (Y/N) .....    N
   [If answer is "Y" (Yes), complete only items 89 through 110.]         -------
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)? (Y/N) ..................    Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]        -------
                                                                           Y/N

7. A. Is Registrant a series or multiple portfolio company? (Y/N) ......
      [If answer is "N" (No), go to item 8.]                             -------
                                                                           Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period? ........................................ -------



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   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     5179                            Page 50, "X" Box    [ ]
                     --------------                    -------------------------



123. [ ] State the total value of the additional units
           considered in answering item 122 ($000's omitted) ...........
                                                                         -------

124. [ ] State the total value of units of prior series
           that were placed in the portfolios of subsequent
           series during the current period (the value of
           these units is to be measured on the date they
           were placed in the subsequent series) ($000's
           omitted) ....................................................
                                                                         -------

125. [ ] State the total dollar amount of sales loads
           collected (before reallowances to other brokers or
           dealers) by Registrant's principal underwriter and
           any underwriter which is an affiliated person of the
           principal underwriter during the current period solely
           from the sale of units of all series of Registrant
           ($000's omitted) ............................................ $
                                                                         -------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations
       in Registrant's units (include the sales loads, if any,
       collected on units of a prior series placed in the portfolio of a subsequent series). ($000's omitted) ....................... $
                                                                         -------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                 Number of          Total        Total Income
                                                                  Series            Assets       Distributions
                                                                 Investing         ($000's)         ($000's
                                                                                   omitted)         omitted)
                                                               -------------    -------------    -------------
A U.S. Treasury direct issue ................................                    $                $
                                                               -------------    -------------    -------------
B U.S. Government agency ....................................                    $                $
                                                               -------------    -------------    -------------
C State and municipal tax-free ..............................                    $                $
                                                               -------------    -------------    -------------
D Public utility debt .......................................                    $                $
                                                               -------------    -------------    -------------
E Broker or dealers debt or debt of brokers' or dealers'
  parent ....................................................                    $                $
                                                               -------------    -------------    -------------
F All other corporate intermed. & long-term debt ............                    $                $
                                                               -------------    -------------    -------------
G All other corporate short-term debt .......................                    $                $
                                                               -------------    -------------    -------------
H Equity securities or brokers or dealers or parents of
  brokers or dealers ........................................                    $                $
                                                               -------------    -------------    -------------
I Investment company equity securities ......................                    $                $
                                                               -------------    -------------    -------------
J All other equity securities ...............................    2               $258,374         $23,122
                                                               -------------    -------------    -------------
K Other securities ..........................................                    $                $
                                                               -------------    =============    -------------
L Total assets of all series of Registrant ..................                    $258,374         $
                                                               -------------    -------------    -------------




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   For period ending    12/31/98                       -------------------------
                     --------------                     If filing more than one
   File number 811-     5179                            Page 51, "X" Box    [ ]
                     --------------                    -------------------------



128. [ ] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's
           series at the end of the current period insured or
           guaranteed by an entity other than the insurer? (Y/N) ......
                                                                        --------
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

129. [ ] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or
           interest at the end of the current period? (Y/N) ...........
                                                                        --------
                                                                           Y/N

           [If answer is "N" (No), go to item 131.]

130. [ ] In computations of NAV or offering price per unit, is any part of the value attributed to instruments
           identified in item 129 derived from insurance or
           guarantees? (Y/N) ..........................................
                                                                        --------
                                                                           Y/N

131. Total expenses incurred by all series of Registrants during the current reporting period ($000's omitted) .................. $2,727
                                                                        --------

132. [ ] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-  5179    811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------
         811-          811-         811-         811-          811-
              ------        ------       ------       ------         ------

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   For period ending    12/31/98
                     --------------
   File number 811-     5179




      This report is signed on behalf of the registrant in the city of Toronto, Canada on the 23rd day of February, 1999.

      THE MANUFACTURERS LIFE INSURANCE COMPANY OF AMERICA



         /s/ DOUG MYERS
         -------------------------
         By:
         Doug Myers
         Vice President, Finance



         /s/ JAMES D. GALLAGHER
         -------------------------
         Witness:
         James D. Gallagher
         Vice President, Secretary
         and General Counsel